Aug-29-03 01:30pm From- T-830 P.003/003 F-079

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028323

Cert NYS

1-15361

NYSE

August 29, 2003

RECD S.E.C.
AUG 2 9 2003
081

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LEHMAN BROTHERS HOLDINGS INC., Depositary Shares (Each representing One One-Hundredth of a share of 6.50% Cumulative Preferred Stock, Series F) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 29, 2003. Tentative listing date – Not yet determined.

PROCESSED
SEP 02 2003
THOMSON FINANCIAL

Sincerely,

Paras Madho